Note 1 - Background and Nature of Operations (Details Textual) - USD ($)							1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	May 11, 2021	Dec. 16, 2020	Jul. 14, 2020	Mar. 24, 2020	Nov. 27, 2019	Nov. 15, 2019	Dec. 08, 2020	Jun. 30, 2021	Jun. 30, 2020	Oct. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Nov. 20, 2020	Aug. 10, 2020	Aug. 15, 2019	Apr. 23, 2019	Apr. 08, 2018	Mar. 31, 2018
Common Stock, Shares Authorized (in shares)								600,000,000			600,000,000	600,000,000			600,000,000		400,000,000	250,000,000
Proceeds from Divestiture of Businesses								$ 200,000	$ 0
Teco [Member]
Sale of Stock, Percentage of Ownership				100.00%		100.00%						100.00%
Proceeds from Collection of Notes Receivable												$ 4,000,000.0
Proceeds from Divestiture of Businesses	$ 200,000			$ 4,000,000		$ 4,000,000
Financing Receivable, after Allowance for Credit Loss, Total				$ 4,000,000		$ 4,000,000
Notes Receivable, Interest Rate				8.00%		8.00%
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member]
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Debt Instrument, Face Amount												2,765,000				$ 2,765,000
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member] | Judgment Settlement Agreement [Member]
Litigation Settlement, Amount Agreed to Be Paid to Offended Party													$ 3,006,015
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member] | Judgment Settlement Agreement [Member] | Wellcana Plus LLC [Member]
Payments Received Under Modified Note Receivable							$ 4,150,000
Payments for Legal Settlements, Amount Paid Directly to Offended Party							$ 3,006,015
Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member] | Judicial Ruling [Member]
Litigation Settlement, Amount Awarded to Other Party			$ 3,264,594								$ 3,264,594
Convertible Notes Payable [Member] | The 0% Note Payable Dated October 23, 2017 [Member]
Debt Instrument, Face Amount								$ 369,445			$ 369,445	369,445
Wellcana Note [Member]
Proceeds from Collection of Notes Receivable		$ 4,900,000								$ 4,900,000
Financing Receivable, after Allowance for Credit Loss, Total												$ 7,119,857
Wellcana Group, LLC [Member] | GB Sciences Louisiana, LLC, Sale of Equity [Member]
Sale of Stock, Percentage of Ownership						50.01%
Wellcana Plus LLC [Member] | Convertible Notes Payable [Member] | The 8% Convertible Promissory Note Dated April 23, 2019 [Member] | Judgment Settlement Agreement [Member]
Litigation Settlement, Amount Agreed to Be Paid to Offended Party, Amount Agreed By Other Counterparty to Be Paid Directly to Offended Party													$ 3,006,015
GB Sciences Nopah, LLC [Member]
Sale of Interest, Percentage of Ownership					100.00%
Sale of Interest, Consideration to Be Received on Transaction														$ 300,000
GB Sciences Nopah, LLC [Member] | The 0% Note Payable Dated October 23, 2017 [Member]
Debt Instrument, Interest Rate, Stated Percentage														0.00%
Sale of Interest, Consideration to Be Received on Transaction, Reduction to Balance of Debt Instrument														$ 300,000